 T. ROWE PRICE
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Tax-Efficient Funds
     T. Rowe Price Tax-Efficient Growth Fund

 Supplement to profile dated July 1, 2001
--------------------------------------------------------------------------------
 Table 1 on page 5 of the profile is amended as follows to reflect the correct 1 year Average Annual Total Return for the Tax-Efficient Growth Fund:

 Table 1  Average Annual Total Returns
                                             Periods ended June 30, 2001
                                       1 year   Since inception   Inception date
 -------------------------------------
  Tax-Efficient Growth Fund**         -19.18%       -0.52%           7/30/99
  Lipper Large-Cap Core Funds
  Average                             -30.71        -5.91
  S&P 500 Stock Index                 -14.83        -3.02
 --------------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 Lehman indices do not reflect the deduction of any fees or expenses.

 ** Return has been adjusted to reflect a 1.00% redemption fee for shares held less than two years.
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 The date of this supplement is September 5, 2001.
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 C119-036 9/5/01